Revenues - Summary of Revenues by Type (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 1,740	$ 1,647	$ 3,625	$ 3,385
Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	1,740	1,647	3,625	3,385
Recurring [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	1,420	1,323	2,846	2,646
Transactions [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	197	191	532	468
Global Print [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	123	133	247	271
Legal Professionals [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	727	705	1,448	1,419
Legal Professionals [member] | Recurring [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	702	667	1,400	1,339
Legal Professionals [member] | Transactions [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	25	38	48	80
Legal Professionals [member] | Global Print [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0		0
Corporates [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	442	392	949	827
Corporates [member] | Recurring [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	382	340	752	666
Corporates [member] | Transactions [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	60	52	197	161
Corporates [member] | Global Print [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0		0
Tax & Accounting Professionals [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	250	229	578	511
Tax & Accounting Professionals [member] | Recurring [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	179	167	378	343
Tax & Accounting Professionals [member] | Transactions [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	71	62	200	168
Tax & Accounting Professionals [member] | Global Print [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0		0
Reuters News [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	205	194	415	369
Reuters News [member] | Recurring [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	164	155	328	310
Reuters News [member] | Transactions [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	41	39	87	59
Reuters News [member] | Global Print [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0		0
Global Print [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	123	133	247	271
Global Print [member] | Recurring [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0		0
Global Print [member] | Transactions [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0		0
Global Print [member] | Global Print [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	123	133	247	271
Eliminations/ Rounding [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	(7)	(6)	(12)	(12)
Eliminations/ Rounding [member] | Recurring [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	(7)	$ (6)	(12)	$ (12)
Eliminations/ Rounding [member] | Transactions [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	0		0
Eliminations/ Rounding [member] | Global Print [member] | Operating segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 0		$ 0